INVESTMENT IN SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2021
Argo innovation Labs Inc.
Disclosure of subsidiaries [line items]
Name of Undertaking	Argo Innovation Labs Inc.
Country of Incorporation	Canada
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
Argo Innovation Labs Limited
Disclosure of subsidiaries [line items]
Name of Undertaking	Argo Innovation Labs Limited
Country of Incorporation	UK
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
Argo Innovation Facilities (US) Inc
Disclosure of subsidiaries [line items]
Name of Undertaking	Argo Innovation Facilities (US) Inc.
Country of Incorporation	USA
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
9377-2556 Quebec Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
9366-5230 Quebec Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%